Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	Share Capital CAD ($)	Share Capital USD ($)	Paid-in Capital CAD ($)	Accumulated Deficit CAD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income CAD ($)	CAD ($)	USD ($)
Balance, beginning of year at Dec. 31, 2017	$ 3,386,946		$ 75,375	$ (2,124,676)		$ 263,124
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(82,596)			3,569
Share-based compensation - cash settled			(30,648)
Share-based compensation - treasury settled	23,389
Share-based compensation - equity settled			(23,389)
Share-based compensation - non-cash			25,917
Stock Option Plan - cash	9,138
Stock Option Plan - exercised	731		(731)
Net income/(loss)				378,279			$ 378,279
Dividends declared				(29,256)			(29,300)
Unrealized gain/(loss) on foreign currency translation						125,817	125,817
Balance, end of year at Dec. 31, 2018	3,337,608		46,524	(1,772,084)		388,941	2,000,989
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(253,920)	$ (253.9)		75,127	$ 75.1			$ (178.8)
Share-based compensation - cash settled (tax withholding)			(4,952)
Share-based compensation - treasury settled	4,406
Share-based compensation - equity settled			(4,406)
Share-based compensation - non-cash			22,324
Net income/(loss)				(259,720)			(259,720)
Dividends declared				(27,688)			(27,700)
Unrealized gain/(loss) on foreign currency translation						(80,602)	(80,602)
Balance, end of year at Dec. 31, 2019	3,088,094		59,490	(1,984,365)		308,339	1,471,558
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(4,731)			2,195			(2,500)
Share-based compensation - cash settled (tax withholding)			(7,232)
Share-based compensation - treasury settled	13,824
Share-based compensation - equity settled			(13,824)
Share-based compensation - non-cash			12,170
Stock Option Plan - cash	(218)
Net income/(loss)				(923,367)			(923,367)
Cancellation of predecessor shares	(218)			218
Dividends declared				(26,698)			(26,700)
Unrealized gain/(loss) on foreign currency translation						9,583	9,583
Foreign exchange gain/(loss) on net investment hedge with U.S. denominated debt, net of tax						2,202	2,202
Balance, end of year at Dec. 31, 2020	$ 3,096,969		$ 50,604	$ (2,932,017)		$ 320,124	$ 535,680